Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Segments (Details) [Line Items]
Equity method investment	$ 11,892	$ 17,240
Equity method	976
Equity loss	11,465
ScoutCam [Member]
Segments (Details) [Line Items]
Equity method investment	9,375
Equity loss	1,402
Investments	10,735
ScoutCam and equity loss [Member]
Segments (Details) [Line Items]
Equity loss	1,360
Paraziro [Member]
Segments (Details) [Line Items]
Equity loss	615
Gix Internet. [Member]
Segments (Details) [Line Items]
Investments	4,867
Gix Internet. [Member]
Segments (Details) [Line Items]
Equity loss	$ 823